united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022_________

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 8/31

Date of reporting period: 8/31/23

Item 1. Reports to Stockholders.

Anchor Risk Managed Credit Strategies Fund Advisor Class (ATCAX) Institutional Class (ATCSX)

Anchor Risk Managed Equity Strategies Fund Advisor Class (ATEAX) Institutional Class (ATESX)

Anchor Risk Managed Global Strategies Fund Advisor Class (ATAGX) Institutional Class (ATGSX)

Annual Report
August 31, 2023

1-844-594-1226
https://anchor-capital.com/funds/

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Anchor Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

Anchor Risk Managed Credit Strategies Fund

Annual Shareholder Report

August 31, 2023

It is our pleasure to present the annual report for the Anchor Risk Managed Credit Strategies Fund for the fiscal year ended August 31, 2023. On behalf of the entire team at Anchor Capital, we would like to thank you for your investment in the Fund.

Performance

The Advisor Class fell -6.50% for the fiscal year ended August 31, 2023, underperforming the HFRX Absolute Return Index1 and the Morningstar Nontraditional Bond Category. The HFRX Absolute Return Index returned 3.02%, and the Morningstar Nontraditional Bond Category rose 2.64%.

Market and Fund Performance Commentary

The past year has been a challenging one for fixed income investors, as they faced stubborn inflation, a U.S. banking crisis, and diverging monetary policies from major central banks. The Federal Reserve raised its benchmark interest rate 11 times since March 2022, from 0.25% to 5.5%, to contain inflationary pressures and anchor inflation expectations. The Federal Reserve also started to reduce its balance sheet in November 2022.

The U.S. banking sector faced a major crisis in March 2023, when two small- to mid-sized banks failed, triggering a sharp decline in global bank stock prices and swift response by regulators to prevent potential contagion- which included insuring all deposits at the effected banks and the establishment of a new funding program providing an immediate injection of liquidity.

The central banks of major economies adopted different monetary policy stances in the past year, reflecting their varying economic conditions and inflation outlooks. The Federal Reserve was the most hawkish among them, with the European Central Bank being more cautious than the Federal Reserve, and the Bank of Japan being the most dovish of them all.

The Fund’s underperformance relative to its benchmark, the HFRX Absolute Return Index, came primarily from navigating a volatile, rangebound market throughout the fiscal year. The lack of a clear trend paired with lower fixed income volatility made it difficult to deliver consistent returns across its strategies. As interest rate uncertainty

5713-NLD-10/02/2023	www.anchor-capital.com	15 Enterprise, Suite 450 Aliso Viejo, CA 92656 USA
(800) 290-8633 main
(949) 382-1497 fax

begins to creep back into the market, this may provide opportunities for the Fund’s multi-factor, multi-timeframe risk-management process to deliver positive returns for its investors over the long term.

Market Outlook

As we enter the final quarter of 2023, fears of a second inflationary wave have increased as the economy remains strong. The Federal Reserve’s commitment to the 2% inflation target remains lofty as supply chain bottlenecks, labor shortages, and rising energy and commodity prices continue to put upward pressure on consumer prices. Higher inflation and interest rates may continue to weigh on bond prices.

The banking crisis that erupted in March 2023 may have lasting repercussions for the global financial system, as it may impair bank lending, credit availability, and economic growth. Fixed income investors need to monitor the developments of the banking sector and its implications for credit quality, liquidity, and volatility. Interest rates continue to press towards 52-week highs, levels not seen since the March 2023 crisis. We believe this type of volatility and uncertainty is well-suited for risk-managed strategies, specifically the Fund.

Eric Leake, CMT©	Garrett Waters
President, Anchor Capital	CEO, Anchor Capital

[1]	The HFRX Absolute Return Index is designed to be representative of the overall composition of the hedge fund universe. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance.

5713-NLD-10/02/2023	www.anchor-capital.com	15 Enterprise, Suite 450 Aliso Viejo, CA 92656 USA
(800) 290-8633 main
(949) 382-1497 fax

Anchor Risk Managed Equity Strategies Fund

Annual Shareholder Report

August 31, 2023

It is our pleasure to present the annual report for the Anchor Risk Managed Equity Strategies Fund for the fiscal year ended August 31, 2023. On behalf of the entire team at Anchor Capital, we would like to thank you for your investment in the Fund.

Performance

The Advisor Class fell -1.42% for the fiscal year ended August 31, 2023, underperforming the S&P 500 Total Return Index1 and the Morningstar Long-Short Equity Category. The S&P 500 Total Return Index rose 15.94%, and the Morningstar Long-Short Equity Category returned 6.43%. Despite the underperformance, the Fund’s standard deviation for the fiscal year was half of the S&P 500 Total Return Index while mitigating some of the downside risk.

Market and Fund Performance Commentary

The past year has been a volatile one for US equities. Major indices experienced significant swings as the market reacted to persistently high inflation, rapidly rising interest rates, and growing concerns over future economic growth. On the positive side, the U.S. economy remained resilient as consumer spending was durable as consumers dipped into pandemic savings.

The S&P 500 kicked off the period on a weak note, declining over 9% in September 2022 alone as the Federal Reserve delivered another oversized 75 basis point rate hike. As we entered 2023, investor sentiment improved as inflation data suggested price pressures were moderating. CPI dropped from its peak of 9.1% in June 2022 to 3.7% by August 2023. Despite the decline, it is still far away from the Federal Reserve’s target of 2% and risks turning higher with the recent rise in oil and energy prices. “Higher for longer” quickly became perception as the market digested inflation being materially above the Federal Reserve’s target rate.

Despite the Federal Reserve raising interest rates at a historically rapid pace in 2022 and 2023, economic growth and consumer spending proved more resilient than many economists had anticipated. After GDP slowed to just 0.9% year-over-year growth in the last quarter of 2022, it swiftly rebounded to 2.5% growth by June 2023. Economists attributed consumers’ continued willingness to spend to the strong job market and accumulated savings since the pandemic. The unemployment rate held near 50-year

5713-NLD-10/02/2023	www.anchor-capital.com	15 Enterprise, Suite 450 Aliso Viejo, CA 92656 USA
(800) 290-8633 main
(949) 382-1497 fax

lows around 3.57%, and household net worth remained elevated thanks to stock market gains and rising home values.

The Fund’s multi-timeframe, multi-factor risk management process performed in line with expectations given the recent market environment. There were bouts of volatility to which the Fund hedged its exposure and mitigated the volatility and downside risk in the equity markets. Despite hedging the downside, the volatility was short-lived as government intervention and communications reassured the market was on course to recovery. As uncertainty around inflation and interest rates begins to creep back into the market, this may provide opportunities for the Fund’s multi-factor, multi-timeframe risk-management to deliver positive returns for its investors over the long term.

Market Outlook

Looking ahead, the key question is whether the Federal Reserve can successfully engineer a “soft landing” for the economy as it attempts to bring down inflation towards its 2% target. Further interest rate hikes could risk recession, but moving too slowly could allow high inflation to become entrenched. Equity markets are likely to remain volatile as continued focus will be on employment and consumer spending trends as critical indicators of economic health. So far, the job market has shown resilience despite rising rates, but any signs of weakness could spook markets. Consumer spending has also held up well due to savings buffers, but inflation is eroding purchasing power, especially for lower-income households. Moderating demand may slow economic growth. Overall, patience and prudence will be necessary while navigating potential macroeconomic headwinds into the next year, underscoring the need for portfolio diversification and risk management.

Eric Leake, CMT©	Garrett Waters
President, Anchor Capital	CEO, Anchor Capital

[1]	The S&P 500 TR Index is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. Standard & Poor’s chooses the members companies for the S&P based on market size, liquidity, and industry group representation. Calculated intraday by S&P based on the price changes and reinvested dividends of the S&P 500 Index.

5713-NLD-10/02/2023	www.anchor-capital.com	15 Enterprise, Suite 450 Aliso Viejo, CA 92656 USA
(800) 290-8633 main
(949) 382-1497 fax

Anchor Risk Managed Global Strategies Fund

Annual Shareholder Report

August 31, 2023

It is our pleasure to present the annual report for the Anchor Risk Managed Global Strategies Fund for the fiscal year ended August 31, 2023. On behalf of the entire team at Anchor Capital, we would like to thank you for your investment in the Fund.

Performance

The Advisor Class declined -1.80% for the fiscal year ended August 31, 2023, underperforming the MSCI All Country World Index1 and the Morningstar Long-Short Equity Category. The MSCI All Country World Index rose 13.95%, and the Morningstar Long-Short Equity Category returned 6.43%.

Market and Fund Performance Commentary

The global equity market experienced significant volatility in the early months of the fiscal year as high inflation persisted across major economies. This led to aggressive interest rate hikes by central banks, fueling concerns about potential recessions and weaker global growth. Headline inflation peaked in mid-2022 in many countries but remained well above central bank targets. This policy uncertainty weighed on investor sentiment for much of the year.

However, equity markets rebounded strongly in the last two months of 2022 as inflation pressures showed early signs of easing globally. Investors were encouraged by indications that inflation may have peaked and became more optimistic that the Federal Reserve could achieve a soft landing for the U.S. economy. This drove a year-end rally in equities as the global economy remained resilient despite the increase in yields.

Geopolitical tensions intensified on several fronts during the year. Russia’s invasion of Ukraine continued, leading to sanctions that disrupted global energy and food supplies. Relations between the U.S. and China worsened over issues like Taiwan and semiconductor exports. These rising geopolitical risks contributed to market volatility during the year.

Overall, it was a turbulent year for global stock markets as central bank policies, high inflation, recession worries, and geopolitical tensions drove increased market volatility.

5713-NLD-10/02/2023	www.anchor-capital.com	15 Enterprise, Suite 450 Aliso Viejo, CA 92656 USA
(800) 290-8633 main
(949) 382-1497 fax

But equities proved resilient, recovering strongly throughout the fiscal year as inflation fears subsided. The Fund’s multi-timeframe, multi-factor risk management process performed in line with expectations given the recent market environment. Throughout the period, the Fund had approximately one-third the standard deviation and drawdown in comparison to its benchmark.

Market Outlook

Continued focus will be on employment and consumer spending trends in the U.S., but international markets also face uncertainty. In Europe, the war in Ukraine has disrupted energy supplies, fueling inflation and hurting consumer confidence. The European Central Bank has been hiking rates but faces recession risks. In China, a rapidly slowing economy and need for intervention has forced foreign nations to withdraw investments due to diminishing confidence in the region. Japan recently intervened to prop up the weakening yen, which could aid exports but also reflects economic challenges.

Equity markets in these regions may see significant swings as global inflation and growth outlooks shift. The strong dollar is also impacting international currencies and economies tied to U.S. monetary policy. Corporate earnings abroad face headwinds from supply chain woes, inflation, and shifting consumer demand.

In this uncertain global environment, investors and businesses worldwide may need to exercise patience and prudence while navigating potential economic turbulence. Though the path ahead will be bumpy, careful analysis and planning can help weather coming challenges. We believe this type of volatility and uncertainty is well-suited for risk-managed strategies, specifically the Fund.

Eric Leake, CMT©	Garrett Waters
President, Anchor Capital	CEO, Anchor Capital

[1]	The MSCI All Country World Index is a market-capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The MSCI ACWI is comprised of large and mid-capitalization stocks from both developed and emerging markets.

5713-NLD-10/02/2023	www.anchor-capital.com	15 Enterprise, Suite 450 Aliso Viejo, CA 92656 USA
(800) 290-8633 main
(949) 382-1497 fax

Anchor Risk Managed Credit Strategies Fund
Portfolio Review (Unaudited)
August 31, 2023

The Fund’s performance figures for the periods ended August 31, 2023, compared to its benchmark:

Comparison of the Change in Value of a $10,000 Investment

			Since	Since
		Five	Inception	Inception
	One Year	Years	9/29/2015*	9/11/2020**
Anchor Risk Managed Credit Strategies Fund - Institutional Class	(6.70)%	(0.17)%	0.35%	N/A
Anchor Risk Managed Credit Strategies Fund - Advisor Class	(6.50)%	N/A	N/A	(2.96)%
HFRX Absolute Return Index***	3.02%	1.80%	1.87%	2.15%

*	The Institutional Class commenced operations on September 29, 2015.

**	The Advisor Class commenced operations on September 11, 2020.

***	The HFRX Absolute Return Index is designed to be representative of the overall composition of the Hedge Fund Universe. It is comprised of all eligible hedge fund strategies including, but not limited to, convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance. Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis, multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques to ensure that each index is a pure representation of its corresponding investment focus. Investors cannot invest directly in an index, and unlike the Fund, returns do not reflect any fees, expenses or sales charges.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through December 31, 2024 excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser)) to 2.25% of the Institutional Class’s average daily net assets of the Fund and 2.00% of the Advisor Class’s average daily net assets of the Fund. For performance information current to the most recent month-end, please call 1-844-594-1226.

Anchor Risk Managed Credit Strategies Fund
Portfolio Review (Unaudited)(Continued)
August 31, 2023

Per the fee table in the Fund’s Prospectus dated December 29, 2022, the Fund’s Total Annual Operating Expense Ratio before fee waiver and/or expense reimbursement is 4.68% for Institutional Class and 4.43% for Advisor Class, respectively. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights.

PORTFOLIO COMPOSITION (Unaudited)

% of Net Assets
Exchange-Traded Funds	94.2%
Money Market Fund	3.2%
Cash & Other Assets Less Liabilities	2.6%
Total	100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Anchor Risk Managed Equity Strategies Fund
Portfolio Review (Unaudited)
August 31, 2023

The Fund’s performance figures for the periods ended August 31, 2023, compared to its benchmark:

Comparison of the Change in Value of a $10,000 Investment

			Since Inception	Since Inception
	One Year	Five Years	9/6/2016 *	4/30/2020 **
Anchor Risk Managed Equity Strategies Fund - Institutional Class	(1.61)%	7.66%	9.43%	N/A
Anchor Risk Managed Equity Strategies Fund - Advisor Class	(1.42)%	N/A	N/A	8.84%
S&P 500 Total Return Index***	15.94%	11.12%	12.94%	15.84%

*	The Institutional Class commenced operations on September 6, 2016.

**	The Advisor Class commenced operations on April 30, 2020.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through December 31, 2024 excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser)) to 2.25% of the Institutional Class’s average daily net assets of the Fund and 2.00% of the Advisor Class’s average daily net assets of the Fund. For performance information current to the most recent month-end, please call 1-844-594-1226.

Per the fee table in the Fund’s Prospectus dated December 29, 2022, the Fund’s Total Annual Operating Expense Ratio is 2.21% for Institutional Class and 1.95% for Advisor Class, respectively. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights.

PORTFOLIO COMPOSITION (Unaudited)

% of Net Assets
Exchange-Traded Funds	56.7%
Money Market Fund	31.9%
Cash & Other Assets Less Liabilities	11.4%
Total	100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Anchor Risk Managed Global Strategies Fund
Portfolio Review (Unaudited)
August 31, 2023

The Fund’s performance figures for the periods ended August 31, 2023, compared to its benchmark:

Comparison of the Change in Value of a $10,000 Investment

		Since Inception	Since Inception
	One Year	1/15/2019 *	7/15/2020 **
Anchor Risk Managed Global Strategies Fund - Institutional Class	(1.96)%	4.67%	N/A
Anchor Risk Managed Global Strategies Fund - Advisor Class	(1.80)%	N/A	1.56%
MSCI All Country World Index ***	13.95%	10.22%	9.12%

*	The Institutional Class commenced operations on January 15, 2019.

**	The Advisor Class commenced operations on July 15, 2020.

***	The MSCI All Country World Index is composed of large and mid-capitalization developed and emerging market equities. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through December 31, 2024 excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser)) to 2.25% of the Institutional Class’s average daily net assets of the Fund and 2.00% of the Advisor Class’s average daily net assets of the Fund. For performance information current to the most recent month-end, please call 1-844-594-1226.

Per the fee table in the Fund’s Prospectus dated December 29, 2022, the Fund’s Total Annual Operating Expense Ratio before fee waiver and/or expense reimbursement is 2.51% for Institutional Class and 2.26% for Advisor Class, respectively. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights.

Anchor Risk Managed Global Strategies Fund
Portfolio Review (Unaudited)
August 31, 2023

PORTFOLIO COMPOSITION (Unaudited)

% of Net Assets
Exchange Traded Fund	32.7%
Money Market Fund	43.1%
Cash & Other Assets Less Liabilities	24.2%
Total	100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

ANCHOR RISK MANAGED CREDIT STRATEGIES FUND
SCHEDULE OF INVESTMENTS
August 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 94.2%
	FIXED INCOME - 94.2%
40,000	iShares Core U.S. Aggregate Bond ETF	$3,872,000
40,000	iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	4,246,400
95,000	iShares iBoxx High Yield Corporate Bond ETF(b)	7,151,600
		15,270,000

	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,234,375)	15,270,000

	SHORT-TERM INVESTMENTS — 3.2%
	MONEY MARKET FUND - 3.2%
516,058	First American Government Obligations Fund Class X, 5.24% (Cost $516,058)(a)	516,058

	TOTAL INVESTMENTS - 97.4% (Cost $15,750,433)	$15,786,058
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.6%	427,319
	NET ASSETS - 100.0%	$16,213,377

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of August 31, 2023.

(b)	See footnote 9.

See accompanying notes to financial statements.

ANCHOR RISK MANAGED EQUITY STRATEGIES FUND
SCHEDULE OF INVESTMENTS
August 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 56.7%
	EQUITY - 56.7%
391,775	Invesco QQQ Trust Series 1(b)	$148,087,032
100,000	iShares Core S&P 500 ETF	45,269,000
100,000	SPDR S&P 500 ETF Trust	45,035,000
		238,391,032

	TOTAL EXCHANGE-TRADED FUNDS (Cost $144,751,631)	238,391,032

	SHORT-TERM INVESTMENTS — 31.9%
	MONEY MARKET FUND - 31.9%
134,065,854	First American Government Obligations Fund Class X, 5.24% (Cost $134,065,854)(a), (b)	134,065,854

	TOTAL INVESTMENTS - 88.6% (Cost $278,817,485)	$372,456,886
	OTHER ASSETS IN EXCESS OF LIABILITIES- 11.4%	48,085,758
	NET ASSETS - 100.0%	$420,542,644

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
200	CME E-Mini NASDAQ 100 Index Futures	09/15/2023	$62,154,000	$469,355
200	CME E-Mini Standard & Poor’s 500 Index Futures	09/15/2023	45,160,000	(114,815)
	TOTAL FUTURES CONTRACTS			$354,540

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of August 31, 2023.

(b)	See footnote 9.

See accompanying notes to financial statements.

ANCHOR RISK MANAGED GLOBAL STRATEGIES FUND
SCHEDULE OF INVESTMENTS
August 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 32.7%
	EQUITY - 32.7%
200,000	iShares MSCI EAFE ETF(b)	$14,306,000

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,830,400)	14,306,000

	SHORT-TERM INVESTMENTS — 43.1%
	MONEY MARKET FUND - 43.1%
18,871,866	First American Government Obligations Fund Class X, 5.24% (Cost $18,871,866)(a),(b)	18,871,866

	TOTAL INVESTMENTS - 75.8% (Cost $32,702,266)	$33,177,866
	OTHER ASSETS IN EXCESS OF LIABILITIES- 24.2%	10,605,824
	NET ASSETS - 100.0%	$43,783,690

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
40	CME E-Mini NASDAQ 100 Index Futures	09/15/2023	$12,430,800	$97,325
55	CME E-Mini Standard & Poor’s 500 Index Futures	09/15/2023	12,419,000	169,004
	TOTAL FUTURES CONTRACTS			$266,329

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Depreciation
75	ICE US mini MSCI EAFE Index Futures	09/15/2023	$7,909,875	$(60,170)

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	Rate disclosed is the seven-day effective yield as of August 31, 2023.

(b)	See footnote 9.

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2023

	Anchor Risk	Anchor Risk	Anchor Risk
	Managed Credit	Managed Equity	Managed Global
	Strategies Fund	Strategies Fund	Strategies Fund
ASSETS
Investment securities:
At cost	$15,750,433	$278,817,485	$32,702,266
At value	$15,786,058	$372,456,886	$33,177,866
Deposits with brokers (Note 3):
Interactive Brokers LLC	414,402	48,344,275	6,360,627
Jefferies LLC - cash collateral	4,236,542	—	515
Securities collateral pledged at U.S. Bank for Jefferies LLC	3,959,765	—	4,119,179
Receivable for Fund shares sold	45,160	256,284	79,266
Variation margin on futures contracts	—	99,625	46,488
Dividends and interest receivable	32,093	623,081	89,258
Prepaid expenses	17,728	48,594	19,398
TOTAL ASSETS	24,491,748	421,828,745	43,892,597

LIABILITIES
Payable for investments purchased	8,229,275	—	—
Payable for Fund shares redeemed	428	488,007	1,483
Investment advisory fees payable	13,429	593,817	57,680
Payable to related parties	8,511	79,817	16,793
Distribution (12b-1) fees payable	3,373	26,657	5,706
Accrued expenses and other liabilities	23,355	97,803	27,245
TOTAL LIABILITIES	8,278,371	1,286,101	108,907
NET ASSETS	$16,213,377	$420,542,644	$43,783,690

Net Assets Consist Of:
Paid in capital	21,220,005	401,479,710	46,812,725
Accumulated income (deficits)	(5,006,628)	19,062,934	(3,029,035)
NET ASSETS	$16,213,377	$420,542,644	$43,783,690
Institutional Class
Net Assets	$13,137,005	$123,379,843	$24,284,694
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,472,814	9,132,736	2,434,326
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest)	$8.92	$13.51	$9.98

Advisor Class
Net Assets	$3,076,372	$297,162,801	$19,498,996
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	343,940	21,862,528	1,946,979
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest)	$8.94	$13.59	$10.02

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2023

	Anchor Risk	Anchor Risk	Anchor Risk
	Managed Credit	Managed Equity	Managed Global
	Strategies Fund	Strategies Fund	Strategies Fund
INVESTMENT INCOME
Dividends	$936,102	$1,793,261	$436,355
Interest	287,116	11,143,162	1,727,272
TOTAL INVESTMENT INCOME	1,223,218	12,936,423	2,163,627

EXPENSES
Investment advisory fees	465,565	8,000,443	1,035,039
Margin interest expense	40,307	—	—
Dividend expense on securities sold short	225,064	—	—
Distribution (12b-1) fees - Institutional Class	51,637	328,866	64,545
Administrative services fees	37,216	367,240	65,096
Registration fees	36,482	93,728	44,146
Accounting services fees	33,051	87,937	40,515
Transfer agent fees	21,410	83,242	23,260
Compliance officer fees	17,115	33,564	11,045
Audit fees	15,225	14,938	15,225
Legal fees	15,063	17,291	17,043
Third party administrative services fees	12,114	384,245	30,640
Trustees’ fees and expenses	11,891	13,684	12,127
Custodian fees	7,701	52,529	8,232
Insurance expense	2,343	8,942	2,252
Printing and postage expenses	1,424	48,481	7,493
Miscellaneous expense	2,342	19,149	3,539
TOTAL EXPENSES	995,950	9,554,279	1,380,197
Less: Fees waived by the adviser	(98,280)	—	(20,234)
NET EXPENSES	897,670	9,554,279	1,359,963
NET INVESTMENT INCOME	325,548	3,382,144	803,664

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(1,266,623)	—	278,365
Futures contracts	59,318	(57,475,302)	(2,091,834)
Securities sold short	(1,149,912)	—	(204,699)
Net change in unrealized appreciation (depreciation) on:
Investments	372,385	41,391,358	1,383,650
Futures contracts	—	(1,617,895)	(25,094)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,984,832)	(17,701,839)	(659,612)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,659,284)	$(14,319,695)	$144,052

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Anchor Risk Managed		Anchor Risk Managed
	Credit Strategies Fund		Equity Strategies Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2023	August 31, 2022	August 31, 2023	August 31, 2022
FROM OPERATIONS:
Net investment income (loss)	$325,548	$(855,042)	$3,382,144	$(4,927,529)
Net realized gain (loss) from investments	(2,357,217)	(2,456,358)	(57,475,302)	33,583,470
Net change in unrealized appreciation (depreciation) on investments	372,385	(646,027)	39,773,463	(37,976,756)
Net decrease in net assets resulting from operations	(1,659,284)	(3,957,427)	(14,319,695)	(9,320,815)

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class:
Distributable earnings	(216,462)	(858,203)	(7,955,601)	—
Return of capital	—	—	(1,940,480)	—
Advisor Class:
Distributable earnings	(77,105)	(341,948)	(26,077,051)	—
Return of capital	—	—	(4,673,686)	—
Net decrease in net assets from distributions to shareholders	(293,567)	(1,200,151)	(40,646,818)	—

FROM SHARES OF BENEFICIAL INTEREST:
Institutional Class:
Proceeds from shares sold	9,010,747	24,130,608	52,689,837	140,742,680
Reinvestment of dividends	215,645	848,591	9,626,248	—
Payments for shares redeemed	(22,396,964)	(33,438,008)	(88,123,289)	(150,682,096)
Advisor Class:
Proceeds from shares sold	589,194	9,643,025	278,653,097	248,723,106
Reinvestment of dividends	77,105	341,948	30,420,996	—
Payments for shares redeemed	(7,258,762)	(5,921,892)	(291,060,775)	(66,629,900)
Net increase (decrease) in net assets from shares of beneficial interest	(19,763,035)	(4,395,728)	(7,793,886)	172,153,790

TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,715,886)	(9,553,306)	(62,760,399)	162,832,975

NET ASSETS
Beginning of Year	37,929,263	47,482,569	483,303,043	320,470,068
End of Year	$16,213,377	$37,929,263	$420,542,644	$483,303,043

SHARE ACTIVITY
Institutional Class:
Shares sold	952,021	2,367,184	3,864,351	9,483,236
Shares reinvested	23,997	82,790	739,381	—
Shares redeemed	(2,355,178)	(3,296,771)	(6,436,646)	(10,128,743)
Net decrease in shares of beneficial interest outstanding	(1,379,160)	(846,797)	(1,832,914)	(645,507)

Advisor Class:
Shares sold	60,867	916,277	19,677,825	16,630,592
Shares reinvested	8,477	33,328	2,320,709	—
Shares redeemed	(775,800)	(597,351)	(21,679,034)	(4,492,499)
Net increase (decrease) in shares of beneficial interest outstanding	(706,456)	352,254	319,500	12,138,093

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Anchor Risk Managed
	Global Strategies Fund
	For the	For the
	Year Ended	Year Ended
	August 31, 2023	August 31, 2022
FROM OPERATIONS:
Net investment income (loss)	$803,664	$(539,146)
Net realized loss from investments	(2,018,168)	(806,738)
Net change in unrealized appreciation (depreciation) on investments	1,358,556	(1,562,685)
Net increase (decrease) in net assets resulting from operations	144,052	(2,908,569)

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class:
Distributable earnings	(192,691)	(3,154,688)
Return of capital	(146,052)	—
Advisor Class:
Distributable earnings	(351,652)	(1,230,523)
Return of capital	(117,270)	—
Net decrease in net assets from distributions to shareholders	(807,665)	(4,385,211)

FROM SHARES OF BENEFICIAL INTEREST:
Institutional Class:
Proceeds from shares sold	10,662,155	15,766,518
Reinvestment of dividends	337,062	3,116,348
Payments for shares redeemed	(10,756,519)	(19,887,208)
Advisor Class:
Proceeds from shares sold	65,079,400	9,919,619
Reinvestment of dividends	465,689	1,230,523
Payments for shares redeemed	(52,732,589)	(9,175,340)
Net increase in net assets from shares of beneficial interest	13,055,198	970,460

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,391,585	(6,323,320)

NET ASSETS
Beginning of Year	31,392,105	37,715,425
End of Year	$43,783,690	$31,392,105

SHARE ACTIVITY
Institutional Class:
Shares sold	1,049,345	1,498,865
Shares reinvested	33,643	298,501
Shares redeemed	(1,056,360)	(1,879,077)
Net increase (decrease) in shares of beneficial interest outstanding	26,628	(81,711)

Advisor Class:
Shares sold	6,410,362	888,284
Shares reinvested	46,026	117,528
Shares redeemed	(5,140,200)	(919,154)
Net increase in shares of beneficial interest outstanding	1,316,188	86,658

See accompanying notes to financial statements.

Anchor Risk Managed Credit Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

	Institutional Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2023	August 31, 2022	August 31, 2021	August 31, 2020	August 31, 2019
Net asset value, beginning of year	$9.71	$10.80	$10.48	$9.70	$9.73
Activity from investment operations:
Net investment income (loss) (1)(4)(9)	0.10	(0.19)	0.12	0.10	0.00 (5)
Net realized and unrealized gain (loss) on investments	(0.75)	(0.64)	0.35	0.88	—
Total from investment operations	(0.65)	(0.83)	0.47	0.98	0.00

Less distributions:
From net investment income	(0.14)	—	(0.14)	(0.19)	(0.01)
From net realized gains	—	(0.26)	(0.01)	—	—
From return of capital	—	—	—	(0.01)	(0.02)
Total distributions	(0.14)	(0.26)	(0.15)	(0.20)	(0.03)

Paid-in capital from redemption fees (1)	—	—	—	—	—

Net asset value, end of year	$8.92	$9.71	$10.80	$10.48	$9.70

Total return (2)
	(6.70)%	(7.85)%	4.57%	10.32%	(0.04)%

Net assets, end of year (000s)	$13,137	$27,697	$39,937	$43,528	$23,086

Ratio of gross expenses to average net assets including interest and dividend expense (3)(6)(8)	3.49%	4.60%	2.56%	3.04%	4.02%

Ratio of net expenses to average net assets including interest and dividend expense(3)(7)	3.14%	4.50%	2.50%	2.91%	3.85%

Ratio of net investment income (loss) to average net assets (3)(4)	1.10%	(1.89)%	1.11%	1.03%	(0.01)%

Portfolio turnover rate	1,097%	1,181%	727%	1,114%	1,816%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Amount is less than $0.005.

(6)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense (3)	2.60%	2.35%	2.31%	2.38%	2.42%

(7)	Ratio of net expenses to average net assets excluding interest expense and dividend expense (3)	2.25%	2.25%	2.25%	2.25%	2.25%

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(9)	Does not include the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Risk Managed Credit Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year/Periods Presented.

	Advisor Class
	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	August 31, 2023	August 31, 2022	August 31, 2021*
Net asset value, beginning of Year/period	$9.74	$10.81	$10.37
Activity from investment operations:
Net investment income (loss)(1)(6)(11)	0.11	(0.17)	0.07
Net realized and unrealized gain (loss) on investments	(0.74)	(0.64)	0.54
Total from investment operations	(0.63)	(0.81)	0.61

Less distributions:
From net investment income	(0.17)	—	(0.16)
From net realized gains	—	(0.26)	(0.01)
Total distributions	(0.17)	(0.26)	(0.17)

Net asset value, end of year/period	$8.94	$9.74	$10.81

Total return (2)	(6.50)%	(7.65)%	5.92	% (3)

Net assets, end of year/period (000s)	$3,076	$10,232	$7,545

Ratio of gross expenses to average net assets including interest and dividend expense (5)(7)(9)	3.28%	4.35%	2.44	% (4)

Ratio of net expenses to average net assets including interest and dividend expense(5)(8)	2.96%	4.25%	2.33	% (4)

Ratio of net investment income (loss) to average net assets (5)(6)	1.16%	(1.65)%	0.64	% (4)

Portfolio turnover rate	1,097%	1,181%	727	% (10)

*	For the period September 11, 2020 (commencement of operations) through August 31, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense (5)	2.32%	2.10%	2.11	% (4)

(8)	Ratio of net expenses to average net assets excluding interest expense and dividend expense (5)	2.00%	2.00%	2.00	% (4)

(9)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(10)	The portfolio turnover rate is for the entire Fund for the year ended August 31, 2021.

(11)	Does not include the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Risk Managed Equity Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

	Institutional Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2023	August 31, 2022	August 31, 2021	August 31, 2020	August 31, 2019
Net asset value, beginning of year	$14.81	$15.23	$13.19	$12.06	$12.13
Activity from investment operations:
Net investment income (loss) (1)(5)(8)	0.06	(0.23)	(0.21)	(0.15)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.34)	(0.19)	2.25	2.63	0.84
Total from investment operations	(0.28)	(0.42)	2.04	2.48	0.75

Less distributions:
From net investment income	(0.07)	—	—	—	—
From net realized gains	(0.75)	—	—	(1.35)	(0.82)
From return of capital	(0.20)	—	—	—	—
Total distributions	(1.02)	—	—	(1.35)	(0.82)

Paid-in capital from redemption fees (1)	—	—	—	—	0.00 (3)

Net asset value, end of year	$13.51	$14.81	$15.23	$13.19	$12.06

Total return (2)	(1.61)%	(2.76)%	15.47%	22.29%	7.08%

Net assets, end of year (000s)	$123,380	$162,410	$176,806	$212,726	$124,361

Ratio of gross expenses to average net assets including interest and dividend expense (4)(6)	2.10%	2.10%	2.07%	2.20%	2.19%

Ratio of net expenses to average net assets including interest and dividend expense(4)(7)	2.10%	2.10%	2.07%	2.20%	2.19%

Ratio of net investment income (loss) to average net assets (4)(5)	0.46%	(1.52)%	(1.58)%	(1.27)%	(0.80)%

Portfolio turnover rate	0%	0%	0%	204%	1,068%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Amount is less than $0.005.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense (4)	2.10%	2.10%	2.07%	2.11%	2.10%

(7)	Ratio of net expenses to average net assets excluding interest expense and dividend expense (4)	2.10%	2.10%	2.07%	2.11%	2.10%

(8)	Does not include the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Risk Managed Equity Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Advisor Class
	For the	For the	For the	For the Period
	Year Ended	Year Ended	Year Ended	Ended
	August 31, 2023	August 31, 2022	August 31, 2021	August 31, 2020*
Net asset value, beginning of year/period	$14.90	$15.28	$13.19	$11.07
Activity from investment operations:
Net investment income (loss) (1)(6)(10)	0.10	(0.18)	(0.21)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.36)	(0.20)	2.30	2.18
Total from investment operations	(0.26)	(0.38)	2.09	2.12

Less distributions:
From net investment income	(0.10)	—	—	—
From net realized gains	(0.78)	—	—	—
From return of capital	(0.17)	—	—	—
Total distributions	(1.05)	—	—	—

Net asset value, end of year/period	$13.59	$14.90	$15.28	$13.19

Total return (2)	(1.42)%	(2.49)%	15.85%	19.15	% (3)

Net assets, end of year/period (000s)	$297,163	$320,893	$143,664	$15,385

Ratio of gross expenses to average net assets including interest and dividend expense (5)(7)	1.84%	1.84%	1.86%	1.90	% (4)

Ratio of net expenses to average net assets including interest and dividend expense (5)(8)	1.84%	1.84%	1.86%	1.90	% (4)

Ratio of net investment income (loss) to average net assets (5)(6)	0.75%	(1.21)%	(1.49)%	(1.34	)% (4)

Portfolio turnover rate	0%	0%	0%	204	% (9)

*	For the period April 30, 2020 (commencement of operations) through August 31, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense (5)	1.84%	1.84%	1.86%	1.90	% (4)

(8)	Ratio of net expenses to average net assets excluding interest expense and dividend expense (5)	1.84%	1.84%	1.86%	1.90	% (4)

(9)	The portfolio turnover rate is for the entire Fund for the year ended August 31, 2020.

(10)	Does not include the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Risk Managed Global Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	August 31, 2023	August 31, 2022	August 31, 2021	August 31, 2020	August 31, 2019*
Net asset value, beginning of year/period	$10.32	$12.43	$11.26	$11.07	$10.00
Activity from investment operations:
Net investment income (loss) (1)(6)(10)	0.08	(0.17)	(0.24)	(0.02)	(0.16)
Net realized and unrealized gain (loss) on investments	(0.28)	(0.63)	1.55	0.98	1.23
Total from investment operations	(0.20)	(0.80)	1.31	0.96	1.07

Less distributions:
From net investment income	(0.08)	—	(0.02)	—	—
From net realized gains	—	(1.31)	(0.12)	(0.77)	—
From return of capital	(0.06)	—	—	—	—
Total distributions	(0.14)	(1.31)	(0.14)	(0.77)	—

Net asset value, end of year/period	$9.98	$10.32	$12.43	$11.26	$11.07

Total return (2)	(1.96)%	(6.57)%	11.76%	8.99%	10.70	% (3)

Net assets, end of year/period (000s)	$24,285	$24,852	$30,938	$21,118	$9,961

Ratio of gross expenses to average net assets including interest and dividend expense (5)(7)(9)	2.33%	2.44%	2.48%	2.92%	4.96	% (4)

Ratio of net expenses to average net assets including interest and dividend expenses (5)(8)	2.25%	2.25%	2.27%	2.25%	3.60	% (4)

Ratio of net investment income (loss) to average net assets (5)(6)	0.80%	(1.59)%	(2.06)%	(0.22)%	(2.45	)% (4)

Portfolio turnover rate	50%	0%	118%	869%	746	% (3)

*	For the period January 15, 2019 (commencement of operations) through August 31, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense (5)	2.33%	2.44%	2.46%	2.92%	3.61	% (4)

(8)	Ratio of net expenses to average net assets excluding interest expense and dividend expense (5)	2.25%	2.25%	2.25%	2.25%	2.25	% (4)

(9)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(10)	Does not include the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Risk Managed Global Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Advisor Class
	For the	For the	For the	For the Period
	Year Ended	Year Ended	Year Ended	Ended
	August 31, 2023	August 31, 2022	August 31, 2021	August 31, 2020*
Net asset value, beginning of year/period	$10.37	$12.45	$11.26	$11.05
Activity from investment operations:
Net investment income (loss) (1)(6)(13)	0.16	(0.14)	(0.23)	(0.00	) (9)
Net realized and unrealized gain (loss) on investments	(0.35)	(0.63)	1.56	0.21
Total from investment operations	(0.19)	(0.77)	1.33	0.21

Less distributions:
From net investment income	(0.13)	—	(0.02)	—
From net realized gains	—	(1.31)	(0.12)	—
From return of capital	(0.03)	—	—	—
Total distributions	(0.16)	(1.31)	(0.14)	—

Net asset value, end of year/period	$10.02	$10.37	$12.45	$11.26

Total return (2)	(1.80)%	(6.30)%	11.94%	1.90	% (3)

Net assets, end of year/period (000s)	$19,499	$6,540	$6,777	$11	(7)

Ratio of gross expenses to average net assets including interest and dividend expense(5)(8)(11)	1.99%	2.19%	2.15%	2.67	% (4)

Ratio of net expenses to average net assets including interest and dividend expense (5)(12)	2.00%	2.00%	2.00%	2.00	% (4)

Ratio of net investment income (loss) to average net assets (5)(6)	1.54%	(1.33)%	(1.95)%	(0.00	)% (4)

Portfolio turnover rate	50%	0%	118%	869	% (10)

*	For the period July 15, 2020 (commencement of operations) through August 31, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount is actual; not presented in thousands.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(9)	Amount is less than $0.005.

(10)	The portfolio turnover rate is for the entire Fund for the year ended August 31, 2020.

(11)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense (5)	1.99%	2.19%	2.15%	2.67	% (4)

(12)	Ratio of net expenses to average net assets excluding interest expense and dividend expense (5)	2.00%	2.00%	2.00%	2.00	% (4)

(13)	Does not include the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS
August 31, 2023

1.	ORGANIZATION

The Anchor Risk Managed Credit Strategies Fund (“Credit Fund”), Anchor Risk Managed Equity Strategies Fund (“Equity Fund”) and Anchor Risk Managed Global Strategies Fund (“Global Fund”) (each a “Fund” and collectively, the “Funds”) are diversified series of shares of beneficial interest of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open- end management investment company. The Credit Fund and Equity Fund have the investment objective to seek to provide total return from income and capital appreciation with a secondary objective of limiting risk during unfavorable market conditions. The Global Fund seeks to achieve above average total returns over a full market cycle with lower correlation and reduced risk when compared to traditional world indices. The Credit Fund commenced operations on September 29, 2015. The Equity Fund commenced operations on September 6, 2016. The Global Fund commenced operations on January 15, 2019. The Funds are “fund of funds”, in that the Funds will generally invest in other investment companies.

Each Fund offers two share classes designated as Institutional Class and Advisor Class. The Investor Class of the Credit Fund converted to the Institutional Class of the Credit Fund on August 1, 2017. The Investor Class of the Equity Fund and Global Fund were renamed Advisor Class on April 29, 2020. The Advisor Class of the Equity Fund commenced operations on April 30, 2020. The Advisor Class of the Global Fund commenced operations on July 15, 2020. The Advisor Class of the Credit Fund commenced operations on September 11, 2020. Each class represents an interest in the same assets of each Fund and classes are identical except for differences in their ongoing service and distribution charges. Fund level income and expenses and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within the respective Fund. Class specific expenses are allocated to that share class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded futures are valued at the final settle price or, in the absence of a sale price, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2023

Valuation of Underlying Funds – The Funds may invest in portfolios of open- end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by Trust’s Board of Trustees (the “Board”). The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights;

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2023

(vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2023, for the Funds’ assets and liabilities measured at fair value:

Credit Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds*	$15,270,000	$—	$—	$15,270,000
Money Market Fund	516,058	—	—	516,058
Total Investments	$15,786,058	$—	$—	$15,786,058

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2023

Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds*	$238,391,032	$—	$—	$238,391,032
Money Market Fund	134,065,854	—	—	134,065,854
Total Investments	$372,456,886	$—	$—	$372,456,886
Other Financial Instruments
Futures Contracts **	$469,355	$—	$—	$469,355
Total	$372,926,241	$—	$—	$372,926,241
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures Contracts**	$(114,815)	$—	$—	$(114,815)
Total	$(114,815)	$—	$—	$(114,815)

Global Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Fund*	$14,306,000	$—	$—	$14,306,000
Money Market Fund	18,871,866	—	—	18,871,866
Total Investments	$33,177,866	$—	$—	$33,177,866
Other Financial Instruments
Futures Contracts**	$266,329	$—	$—	$266,329
Total	$33,444,195	$—	$—	$33,444,195
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures Contracts**	$(60,170)	$—	$—	$(60,170)
Total	$(60,170)	$—	$—	$(60,170)

The Funds did not hold any Level 2 or 3 securities at August 31, 2023.

*	Please refer to the Schedule of Investments for breakout by type.

**	Represents cumulative appreciation (depreciation) on futures contracts at August 31, 2023.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning its underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Futures – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage equity price risk, the Funds may enter into futures contracts. Upon entering a futures contract with a broker, a Fund deposits a “cash deposit” with the broker as recorded in the accompanying Statements of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2023

by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at year end are listed after each Fund’s Schedule of Investments.

The notional value represents amounts related to each Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund is based. Notional values do not represent the current fair value of the Funds’ futures contracts. Further, the underlying price changes in relation to variables specified by the notional values, affects the fair value of these derivative financial instruments. Theoretically, each Fund’s exposure is equal to the notional value of contracts held. Each Fund’s obligations will generally equal only the amount to be paid or received through a futures contract.

The notional value of the derivative instruments outstanding as of August 31, 2023, as disclosed in each Fund’s Schedule of Investments, and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity.

For the year ended August 31, 2023, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures contracts subject to equity price risk amounted to the following:

	Statements of	Statements of
	Assets	Operations
	Unrealized	Net Change in
	Appreciation	Unrealized	Statements of
	(Depreciation)	Appreciation	Operations Realized
	for Futures	(Depreciation) on	Gain (Loss) from Futures
Fund	Contracts *	Futures Contracts #	Contracts #
Credit Fund	$—	$—	$59,318
Equity Fund	99,625	(1,617,895)	(57,475,302)
Global Fund	46,488	(25,094)	(2,091,834)

#	Such figures can be found on the Statements of Operations.

*	Variation margin on futures contracts. Only current day’s variation margin is reported within the Statements of Assets and Liabilities as variation margin on futures contracts.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income and expenses are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared quarterly by the Credit Fund, Equity Fund and Global Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2023

federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

Federal Income Tax – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended August 31, 2020 to August 31, 2022 or expected to be taken in the Funds’ August 31, 2023 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. federal, state of Ohio, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	CASH – CONCENTRATION IN UNINSURED ACCOUNT

For cash management purposes, the Funds may concentrate cash with the Funds’ custodian and broker. As of August 31, 2023, the Credit Fund and Global Fund held $3,959,765 and $4,119,179, respectively, in cash at U.S. Bank, N.A. for Jefferies. The Credit Fund, Equity Fund and Global Fund held $414,402, $48,344,275 and $6,360,627 at Interactive Brokers. The Credit Fund and Global Fund held $4,236,542 and $515 at Jefferies.

4.	INVESTMENT TRANSACTIONS

For the year ended August 31, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $205,096,350 and $196,385,171 respectively, for the Credit Fund; $40,235,170 and $0 respectively, for the Equity Fund; $24,642,085 and $18,785,100, respectively, for the Global Fund.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2023

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Anchor Capital Management Group, Inc. serves as the Funds’ investment adviser (the “Adviser”).

Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.60% of each Fund’s average daily net assets. For the year ended August 31, 2023, the Funds incurred advisory fees of $465,565 for the Credit Fund; $8,000,443 for the Equity Fund and $1,035,039 for the Global Fund.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of each Fund until at least December 31, 2024 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser)), will not exceed 2.25% of the average daily net assets of each Fund’s Institutional Class shares and 2.00% of the average daily net assets of each Fund’s Advisor Class shares. Fees waived or reimbursed by the Adviser may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation within three years following when such amounts were waived and/or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expenses limits in place at the time of the recoupment. During the year ended August 31, 2023, the Adviser waived fees of $ 98,280 for Credit Fund and $20,234 for the Global Fund, which are subject to recapture by the Adviser. As of August 31, 2023, the Adviser has waived fees that can be recouped up to three years from the date incurred as summarized below:

	Expires August 31,	Expires August 31,	Expires August 31,
	2024	2025	2026
Credit Fund	$27,523	$39,148	$98,280
Global Fund	63,822	71,728	20,234

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, Institutional Class Shares may pay up to 0.25% of their average daily net assets to pay for certain distribution activities and shareholder services. No distribution fees are paid on the Advisor Class Shares. For the year ended August 31, 2023, $51,637, $328,866 and $ 64,545 was incurred under the Plan for the Credit Fund, the Equity Fund and the Global Fund, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year ended August 31, 2023, the Distributor did not receive any underwriting commissions for sales of the Funds’ shares.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2023

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, each Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes and the respective gross unrealized appreciation and depreciation at August 31, 2023 were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Credit Fund	$17,159,524	$36,225	$(1,409,691)	$(1,373,466)
Equity Fund	283,948,240	93,639,401	(5,130,755)	88,508,646
Global Fund	32,702,266	475,600	—	475,600

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended August 31, 2023 and August 31, 2022 was as follows:

For the year ended August 31, 2023:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Credit Fund	$293,567	$—	$—	$293,568
Equity Fund	12,204,312	21,828,340	6,614,166	40,646,818
Global Fund	544,343	—	263,322	807,665

For the year ended August 31, 2022:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Credit Fund	$244,814	$955,337	$—	$1,200,151
Global Fund	636,277	3,748,934	—	4,385,211

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2023

As of August 31, 2023, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation	Accumulated
	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Credit Fund	$—	$161,901	$—	$(1,566,843)	$(2,227,047)	$(1,173)	$(1,373,466)	$(5,006,628)
Equity Fund	—	—	—	(69,445,712)	—	—	88,508,646	19,062,934
Global Fund	—	—	—	(2,436,350)	(1,068,285)	—	475,600	(3,029,035)

The difference between book basis and tax basis accumulated net investment income (loss), accumulated net realized gain(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and the mark-to-market on open futures contracts. In addition, the amount listed under other book/tax differences are primarily attributable to the tax deferral of losses on the unamortized portion of organization expenses for tax purposes.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Credit Fund	$1,566,843
Equity Fund	69,445,712
Global Fund	2,436,350

On August 31, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

				Carry Forward
	Short-Term	Long-Term	Total	Utilized
Credit Fund	$1,121,747	$1,105,300	$2,227,047	—
Global Fund	371,018	697,267	1,068,285	—

8.	LINE OF CREDIT

The Credit Fund may borrow to meet repurchase requests. The Credit Fund is required to maintain asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of at least 300% of the amount borrowed. Effective July 31, 2023 the Credit Fund had entered into a uncommitted line of credit (“LOC”) agreement with U.S. Bank, N.A. of $4,000,000 ($5,000,000 prior to August 1, 2023) which permits the Credit Fund to borrow at a rate, per annum, equal to the prime rate. During the year ended August 31, 2023, the Credit Fund incurred $5,805 of interest expense which is included in margin interest expense on the Statements of Operations. Average borrowings and the average interest rate for the days the LOC was outstanding during the year ended August 31, 2023 were $1,826,083 and 8.04%, respectively. The largest amount outstanding during the year ended August 31, 2023 was $3,000,000. The LOC expires on July 29, 2024.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2023

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Funds listed below currently invest a portion of their assets in the corresponding investment companies. Each Fund may redeem its investment from the investment companies at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Funds will be directly affected by the performance of these investment companies. The financial statements of these investment companies, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

		Percentage of Net
Fund	Investment	Assets
Credit Fund	iShares iBoxx $Investment Grade Corporate Bond ETF	26.2%
	iShares iBoxx High Yield Corporate Bond ETF	44.1%
Equity Fund	First American Government Obligations Fund, Class X	31.9%
	Invesco QQQ Trust Series 1	35.2%
Global Fund	First American Government Obligations Fund, Class X	43.1%
	iShares MSCI EAFE ETF	32.7%

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invests in addition to the Funds’ direct fees and expenses.

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of August 31, 2023, TD Ameritrade Inc., an account holding shares for the benefit of others in nominee name, held approximately 68%, 39%, and 47% of the voting securities of the Credit Fund, the Equity Fund and the Global Fund, respectively; Charles Schwab & Co., Inc., an account holding shares for the benefit of others in nominee name, held approximately 28% and 31% of the voting securities for the Credit Fund and Global Fund. The Funds have no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of any Fund.

11.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2023

12.	SUBSEQUENT EVENTS

Subsequent events occurring after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Anchor Risk Managed Credit Strategies Fund, Anchor Risk Managed Equity

Strategies Fund, and Anchor Risk Managed Global Strategies Fund and

Board of Trustees of Northern Lights Fund Trust IV

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Anchor Risk Managed Credit Strategies Fund, Anchor Risk Managed Equity Strategies Fund, and Anchor Risk Managed Global Strategies Fund (the “Funds”), each a series of Northern Lights Fund Trust IV, as of August 31, 2023, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, the results of their operations, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial statements and financial highlights for the years ended August 31, 2022, and prior, were audited by other auditors whose report dated October 25, 2022, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

October 27, 2023

Anchor Funds
SUPPLEMENTAL INFORMATION (Unaudited)
August 31, 2023

The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees***

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Joseph Breslin Year of Birth: 1953	Independent Trustee and Chairman of the Board since 2015	President and Consultant, Adviser Counsel, Inc. (formerly J.E. Breslin & Co.) (management consulting firm to investment advisers), (since 2009); Senior Counsel, White Oak Global Advisors, LLC. (since 2016).	3	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Director, Kinetics Mutual Funds, Inc. (since 2000); Trustee, Kinetics Portfolios Trust (since 2000); Trustee, Forethought Variable Insurance Trust (since 2013).
Thomas Sarkany Year of Birth: 1946	Independent Trustee since 2015	Founder and President, TTS Associates Inc. (since December 2022); and Founder and President, TTS Consultants, LLC (financial services) (since 2010).	3	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Arrow Investments Trust (since 2014), Arrow ETF Trust (since 2012), Trustee, Northern Lights Fund Trust II (since 2011); Director, Aquila Distributors (since 1981)
Charles Ranson Year of Birth: 1947	Independent Trustee since 2015	Principal, Ranson & Associates (strategic analysis and planning, including risk assessment and capital formation for entrepreneurial ventures) (since 2003).	3	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Advisors Preferred Trust (since November 2012)

8/31/23 – NLFT IV_v1

Anchor Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
August 31, 2023

Interested Trustee, Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Wendy Wang*** 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1970	Trustee since 2023, President since 2015	Senior Vice President, Director of Tax and Compliance Administration, Ultimus Fund Solutions, LLC (since 2012).	3	None
Sam Singh 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1976	Treasurer since 2015	Vice President, Ultimus Fund Solutions, LLC (since 2015).	N/A	N/A
Jennifer Farrell 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	Secretary since 2017	Associate Director (since 2022) and Manager (2018-2022), Legal Administration), Ultimus Fund Solutions, LLC; Senior Paralegal, Gemini Fund Services, LLC (since 2015).	N/A	N/A
James Ash Year of Birth: 1976	Chief Compliance Officer since 2019	Senior Vice President, Head of Compliance (since 2023 ); Senior Compliance Officer, Northern Lights Compliance, LLC (2019 - 2023); Senior Vice President, National Sales Gemini Fund Services, LLC (2017- 2019).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of August 31, 2023, the Trust was comprised of 30 other active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

***	Ms. Wang is an interested Trustee because she is also an officer of the Trust.

The Funds SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-844-594-1226.

8/31/23 – NLFT IV_v1

Anchor Funds
EXPENSE EXAMPLES (Unaudited)
August 31, 2023

As a shareholder of the Funds you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Annualized	Expenses Paid
	Value	Value	Expense	During Period
	3/1/23	8/31/23	Ratio	3/1/23–8/31/23*
Actual
Anchor Risk Managed Credit Strategies Fund-Advisor Class	$1,000.00	$936.90	2.20%	$10.74
Anchor Risk Managed Credit Strategies Fund-Institutional Class	$1,000.00	$935.90	2.43%	$11.86
Anchor Risk Managed Equity Strategies Fund-Advisor Class	$1,000.00	$1,056.60	1.93%	$10.00
Anchor Risk Managed Equity Strategies Fund-Institutional Class	$1,000.00	$1,055.60	2.18%	$11.30
Anchor Risk Managed Global Strategies Fund-Advisor Class	$1,000.00	$993.20	2.06%	$10.35
Anchor Risk Managed Global Strategies Fund-Institutional Class	$1,000.00	$991.80	2.25%	$11.30

Anchor Funds
EXPENSE EXAMPLES (Unaudited) (Continued)
August 31, 2023

	Beginning	Ending
	Account	Account	Annualized	Expenses Paid
	Value	Value	Expense	During Period
	3/1/23	8/31/23	Ratio	3/1/23–8/31/23*
Hypothetical
(5% return before expenses)
Anchor Risk Managed Credit Strategies Fund-Advisor Class	$1,000.00	$1,014.12	2.20%	$11.17
Anchor Risk Managed Credit Strategies Fund-Institutional Class	$1,000.00	$1,012.96	2.43%	$12.33
Anchor Risk Managed Equity Strategies Fund-Advisor Class	$1,000.00	$1,015.48	1.93%	$9.80
Anchor Risk Managed Equity Strategies Fund-Institutional Class	$1,000.00	$1,014.22	2.18%	$11.07
Anchor Risk Managed Global Strategies Fund-Advisor Class	$1,000.00	$1,014.82	2.06%	$10.46
Anchor Risk Managed Global Strategies Fund-Institutional Class	$1,000.00	$1,013.86	2.25%	$11.42

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Renewal of the Investment Advisory Agreement with Anchor Capital Management Group, Inc.

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on July 24, 2023 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Anchor Advisory Agreement”) between Anchor Capital Management Group, Inc (“ACMG”) and the Trust, with respect to Anchor Risk Managed Credit Strategies Fund (“ARMC”), Anchor Risk Managed Equity Strategies Fund (“ARME”) and Anchor Risk Managed Global Strategies Fund (“ARMG” and collectively, the “Anchor Funds”). In considering the renewal of the Anchor Advisory Agreement, the Board received materials specifically relating to the Anchor Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the Anchor Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Anchor Advisory Agreement on behalf of ARMC, ARME and ARMG and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the renewal of the Anchor Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted that there were no changes to the key personnel who serviced the Anchor Funds and each had been with Anchor Funds for over 10 years. The Board discussed the services ACMG provided the Anchor Funds, including portfolio management and compliance oversight, and that ACMG developed robust research and proprietary investment models to make investment decisions for the Anchor Funds. The Board observed that ACMG retained a managed information technology team to further improve and enhance its cybersecurity protocols and resiliency and that ACMG reported no cybersecurity incidents since the advisory agreement’s most recent renewal. The Board noted that ACMG reviewed all trades to ensure they were compliant the relevant Anchor Fund’s investment limitations and that ACMG’s chief compliance officer monitored compliance routinely using a review checklist. The Board observed that ACMG monitored trades weekly to ensure best execution among its broker-dealer relationships. The Board acknowledged that ACMG reported no SEC or examinations or investigations since the advisory agreement’s most recent renewal nor any material litigation or administrative actions. The Board determined that it could expect ACMG to continue to provide satisfactory services to each Anchor Fund and its shareholders.

Performance.

ARMC—The Board observed that ARMC had underperformed its Morningstar Category, peer group and benchmark across all periods. The Board noted ACMG’s representation that ARMC performed according to ACMG’s expectations given the market environment and underlying volatility in fixed income in the past year. The Board discussed ACMG’s observation that ARMC struggled to find a consistent market trend due to turbulent conditions in the fixed-income market caused by interest rate hikes and inflation. The Board considered that risk management was a key part of the ACMG’s process and that ACMG had provided steady returns while lowering overall risk in comparison to the bond market. The Board concluded that ARMC’s returns were acceptable.

ARME—The Board discussed that ARME underperformed its Morningstar category, peer group and benchmark over the 1-year period, but that it outperformed its peer group over the 3-year period with a 7.86% net return over the 4.68% net return over the peer group, that it achieved a 8.24% net return of the 5-year period versus the 4.11% net return and 2.81% net return of the Morningstar category and peer group, respectively, and that it achieved a 8.92% net return over the since inception period versus the 5.13% net return and 4.02% net return of the Morningstar category and peer group, respectively. The Board acknowledged that ACMG’s attributed ARME’s performance underperformance over the 1-year period to a challenging and volatile market environment and noted that despite market volatility, ACMG had hedged ARME’s exposure to lower its correlation to the underlying markets. The Board discussed that ACMG understood that this hedged exposure contributed to underperformance as the market rebounded. The Board observed that over long periods of time, ARME delivered risk-adjusted returns and downside protection in line with ACMG’s expectations. The Board concluded that ARME’s performance was satisfactory.

ARMG—The Board recognized that ARMG underperformed its Morningstar category, peer group and benchmark over the 3-year period, but outperformed the peer group’s -2.71% net return over the 1-year period with a 1.21% net return, and outperformed the peer group’s 2.78% net return over the since inception period with a 4.93% net return. The Board observed that ARMG and the Morningstar category had a 4.93% net return over the since inception period. The Board noted ACMG’s explanation that equity volatility remained elevated since the advisory agreement’s most recent renewal and that ARMG achieved its returns with significantly lower volatility and drawdowns relative to its benchmark and peers. The Board discussed ARMG’s objective was not to outperform its benchmarks, but to deliver better risk-adjusted returns than its benchmark. The Board concluded that ARMG’s returns were satisfactory.

Fees and Expenses. The Board noted that ACMG explained that the advisory fees charged for each of the Anchor Funds was higher than each Anchor Fund’s peer group. The Board observed that each Anchor Fund’s expense ratio was higher than the average of its peer group. The Board considered the diligence and capital required to develop and continue to implement the Anchor Funds’ investment strategies. The Board concluded in that ACMG’s advisory fee for each Anchor Fund was not unreasonable.

ARMC—The Board noted that the1.60% advisory fee for ARMC and 2.25% expense ratio were the highest of ARMC’s peer group and tied with the highs of its Morningstar category.

ARME—The Board observed that the 1.60% advisory fee for ARME and 2.10% expense ratio were the highest of ARME’s peer group but below the 2.50% advisory fee high and the 2.25% expense ratio high of the Morningstar category.

ARMG—The Board recognized that the 1.60% advisory fee for ARMG was the high of ARMG’s peer group but well below the 2.50% high of its Morningstar category, and that its 2.25% expense ratio was the highest of its peer group and Morningstar category.

Profitability.

ARMC—The Board discussed that ACMG earned a modest profit with respect to ARMC on an absolute and relative basis. The Board determined, therefore, that excessive profitability was not an issue with respect to ARMC at this time.

ARME—The Board observed that ACMG earned a reasonable profit with respect to ARME. The Board concluded that ACMG’s profitability was not excessive.

ARMG—The Board noted that ACMG earned a reasonable profit with respect to ARMG. The Board determined that ACMG’s profitability was not excessive.

Economies of Scale. The Board considered whether economies of scale had been reached with respect to the management of any of the Anchor Funds. The Board considered that ACMG perceived no economies of scale with respect to the Anchor Funds at the present moment, but remained willing to consider breakpoints as the assets in each Anchor Fund continued to grow.

Conclusion. Having requested such information from ACMG as the Board believed to be reasonably necessary to evaluate the terms of the Anchor Advisory Agreement, and with the advice of independent counsel, the Board determined that renewal of the Anchor Advisory Agreement with ACMG was in the best interests of each Anchor Fund and its shareholders.

Anchor Funds
SUPPLEMENTAL INFORMATION (Unaudited)
August 31, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the year ended August 31, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-844-594-1226 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-844-594-1226.

ADVISER
Anchor Capital Management Group, Inc.
15 Enterprise, Suite 450
Aliso Viejo, CA 92656

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

ANCHOR-AR23

(b) Not applicable.

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Breslin is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2023 – $37,500

2022 – $36,600

(b)	Audit-Related Fees

2023 – None

2022 – None

(c)	Tax Fees

2023 – $9,000

2022 – $7,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2023 - None

2022 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

                                                       2023        2022

Audit-Related Fees:              0.00%      0.00%

Tax Fees:                             0.00%      0.00%

All Other Fees:                     0.00%      0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2023 - $9,000

2022 - $7,500

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

      /s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 10/31/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

       /s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 10/31/23

By (Signature and Title)

       /s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 10/31/23